Fair Value of Financial Instruments - Carrying Amount and Estimated Fair Value of Financial Instruments (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Quoted Prices in Active Markets (Level 1)
Assets
Marketable securities	$ 7,205	$ 12,326	$ 10,433
Significant Other Observable Inputs (Level 2)
Assets
Marketable securities	0	0	0
Significant Unobservable Inputs (Level 3)
Assets
Marketable securities	0	0	0
Carrying Value
Assets
Marketable securities	$ 7,205	$ 12,326	$ 10,433